                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-07925

                      (Investment Company Act File Number)

                                 Wesmark Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                            Todd P. Zerega, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  1/31/07

              Date of Reporting Period:  Six months ended 7/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

Small Company Growth Fund

Growth Fund

Balanced Fund

Government Bond Fund
(formerly, Bond Fund)

West Virginia Municipal Bond Fund

Dated July 31, 2006

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE

July 31, 2006 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period(1)

Actual

WesMark Small Company Growth Fund	$ 1,000	$ 938.60	$ 7.02

WesMark Growth Fund	$ 1,000	$ 975.40	$ 6.12

WesMark Balanced Fund	$ 1,000	$ 992.40	$ 7.01

WesMark Government Bond Fund	$ 1,000	$ 1,007.80	$ 5.53

WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,007.90	$ 5.58

Hypothetical (assuming a 5% return before expenses)

WesMark Small Company Growth Fund	$ 1,000	$ 1,017.55	$ 7.30

WesMark Growth Fund	$ 1,000	$ 1,018.60	$ 6.26

WesMark Balanced Fund	$ 1,000	$ 1,017.75	$ 7.10

WesMark Government Bond Fund	$ 1,000	$ 1,019.29	$ 5.56

WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,019.24	$ 5.61

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

WesMark Small Company Growth Fund	1.46%

WesMark Growth Fund	1.25%

WesMark Balanced Fund	1.42%

WesMark Government Bond Fund	1.11%

WesMark West Virginia Municipal Bond Fund	1.12%

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2006 (unaudited)

At July 31, 2006, the fund’s industry composition(1) was as follows:

Percentage of Total Net Assets

INDUSTRY

Aerospace/Defense	14.4%

Oil & Gas Drilling	6.0%

Retail - Apparel & Shoes	5.5%

Machinery - General	4.1%

Building - Heavy Construction	3.6%

Electronic Components - Semiconductor	3.4%

Banks - Major Regional	2.9%

Drug Manufacturers - Other	2.8%

Medical Appliances & Equipment	2.6%

Publishing - Newspaper	2.2%

Semiconductor - Broad Line	2.2%

Biomedical	2.1%

Biotechnology	2.0%

Waste Management	2.0%

Oil Field Services	1.8%

Transportation - Air Freight	1.8%

Regional - Pacific Banks	1.6%

Transportation - Rail	1.6%

Finance - Investment Management	1.5%

Rubber & Plastics	1.5%

Electronics - Military	1.4%

Metal Processors & Fabrication	1.4%

Telecommunications Equipment	1.4%

Transportation - Airline	1.4%

Auto/Truck - Orig.	1.3%

Tools - Hand Held	1.3%

Engineering Services	1.2%

Diversified Electronics	1.1%

Oil Field - Machinery & Equipment	1.1%

Processing Systems & Products	1.1%

Semiconductor - Integrated Circuits	1.1%

Retail - Convenience Store	1.0%

Retail - Restaurants	1.0%

Communication Equipment	0.9%

Electronic Components - Miscellaneous	0.9%

Medical - Drugs	0.9%

Research Services	0.9%

Computer - Graphics	0.8%

Medical - Generic Drug	0.8%

Building - Cement	0.6%

Paper Products	0.6%

Chemicals - Diversified	0.5%

Machinery - Electrical	0.5%

Protection - Safety	0.5%

Specialty Chemicals	0.3%

TOTAL INDUSTRY	89.6%

Commercial Paper(2)	7.3%

Cash Equivalents(3)	3.1%

Other Assets and Liabilities - Net(4)	(0.0)%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(3) Cash Equivalents include investments in money market mutual funds and/or in overnight repurchase agreements.

(4) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2006 (unaudited)

Shares			Value

COMMON STOCKS--89.6%
		AEROSPACE/DEFENSE--14.4%
35,000	(1)	BE Aerospace, Inc.	$866,250
22,000		Curtiss Wright Corp.	639,320
20,000		DRS Technologies, Inc.	925,800
10,000		Goodrich (B.F.) Co.	403,700
15,500	(1)	Innovative Solutions and Support, Inc.	234,825
33,000	(1)	MOOG, Inc., Class A	1,144,770
12,000		Precision Castparts Corp.	715,800

		TOTAL	4,930,465

		AUTO/TRUCK-ORIG.--1.3%
10,000		OshKosh Truck Corp.	428,800

		BANKS-MAJOR REGIONAL--2.9%
17,000		Cullen Frost Bankers, Inc.	998,240

		BIOMEDICAL--2.1%
4,000	(1)	Cephalon, Inc.	262,960
25,000	(1)	PDL BioPharma, Inc.	450,250

		TOTAL	713,210

		BIOTECHNOLOGY--2.0%
25,000	(1)	Martek Biosciences Corp.	698,250

		BUILDING-CEMENT--0.6%
5,000		Florida Rock Industries, Inc.	190,300

		BUILDING-HEAVY CONSTRUCTION--3.6%
15,000	(1)	Jacobs Engineering Group, Inc.	1,244,850

		CHEMICALS-DIVERSIFIED--0.5%
10,000		Olin Corp.	160,300

		COMMUNICATION EQUIPMENT--0.9%
30,000	(1)	Arris Group, Inc.	320,700

		COMPUTER-GRAPHICS--0.8%

12,000	(1)	NVIDIA Corp.	265,560

COMMON STOCKS--(Continued)
		DIVERSIFIED ELECTRONICS--1.1%
17,000	(1)	FEI Co.	$370,260

		DRUG MANUFACTURERS-OTHER--2.8%
7,000	(1)	Amylin Pharmaceuticals, Inc.	341,600
15,000	(1)	AtheroGenics, Inc.	197,700
12,000	(1)	Chattem, Inc.	407,160

		TOTAL	946,460

		ELECTRONIC COMPONENTS- MISCELLANEOUS--0.9%
90,000	(1)	Sanmina-SCI Corp.	311,400

		ELECTRONIC COMPONENTS- SEMICONDUCTOR--3.4%
30,000	(1)	Fairchild Semiconductor International, Inc., Class A	490,800
30,000	(1)	Qlogic Corp.	524,700
20,000	(1)	Smart Modular Technologies (WWH), Inc.	148,400

		TOTAL	1,163,900

		ELECTRONICS-MILITARY--1.4%
20,000	(1)	FLIR Systems, Inc.	480,200

		ENGINEERING SERVICES--1.2%
20,000	(1)	Baker Michael Corp.	422,200

		FINANCE-INVESTMENT MANAGEMENT--1.5%
20,000		Eaton Vance Corp.	495,200

		MACHINERY-ELECTRICAL--0.5%
40,000	(1)	Capstone Turbine Corp.	73,200
25,000	(1)	Plug Power, Inc.	101,000

		TOTAL	174,200

		MACHINERY-GENERAL--4.1%
20,000		Gorman Rupp Co.	530,400
20,000		IDEX Corp.	869,000

		TOTAL	1,399,400

COMMON STOCKS--(Continued)
		MEDICAL-DRUGS--0.9%
10,000		Dr. Reddy’s Laboratories Ltd., ADR	$303,900

		MEDICAL APPLIANCES & EQUIPMENT--2.6%
20,000	(1)	Arthrocare Corp.	880,800

		MEDICAL-GENERIC DRUG--0.8%
12,000		Mylan Laboratories, Inc.	263,520

		METAL PROCESSORS & FABRICATION--1.4%
15,000		Timken Co.	483,000

		OIL & GAS DRILLING--6.0%
10,000		ENSCO International, Inc.	462,200
105,000	(1)	Parker Drilling Co.	762,300
5,000		Patterson-UTI Energy, Inc.	141,600
20,000		Rowan Cos., Inc.	677,400

		TOTAL	2,043,500

		OIL FIELD SERVICES--1.8%
20,000	(1)	Pride International, Inc.	597,400

		OIL FIELD-MACHINERY & EQUIPMENT--1.1%
6,000	(1)	FMC Technologies, Inc.	378,120

		PAPER PRODUCTS--0.6%
10,000		Bowater, Inc.	202,800

		PROCESSING SYSTEMS & PRODUCTS--1.1%
40,000	(1)	Avaya, Inc.	370,400

		PROTECTION-SAFETY--0.5%
4,000		Mine Safety Appliances Co.	158,960

		PUBLISHING-NEWSPAPERS--2.2%
21,000		Media General, Inc., Class A	765,030

		REGIONAL-PACIFIC BANKS--1.6%
12,000	(1)	SVB Financial Group	537,840

		RESEARCH SERVICES--0.9%
12,000	(1)	Symyx Technologies, Inc.	295,320

COMMON STOCKS--(Continued)
		RETAIL-APPAREL & SHOES--5.5%
10,000	(1)	AnnTaylor Stores Corp.	$410,600
15,000	(1)	Children’s Place Retail Stores, Inc.	837,300
23,000		Ross Stores, Inc.	572,470
4,000	(1)	Urban Outfitters, Inc.	58,360

		TOTAL	1,878,730

		RETAIL-CONVENIENCE STORE--1.0%
15,000		Casey’s General Stores, Inc.	339,450

		RETAIL-RESTAURANTS--1.0%
15,000	(1)	Cheesecake Factory, Inc.	342,750

		RUBBER & PLASTICS--1.5%
10,000	(1)	ESCO Technologies, Inc.	526,900

		SEMICONDUCTOR-BROAD LINE--2.2%
50,000	(1)	Cypress Semiconductor Corp.	759,500

		SEMICONDUCTOR-INTEGRATED CIRCUITS--1.1%
60,000	(1)	RF Micro Devices, Inc.	369,600

		SPECIALTY CHEMICALS--0.3%
3,000	(1)	Cabot Microelectronics Corp.	89,340

		TELECOMMUNICATIONS EQUIPMENT--1.4%
20,000	(1)	DSP Group, Inc.	479,200

		TOOLS-HAND HELD--1.3%
10,000		Stanley Works	453,700

		TRANSPORTATION-AIR FREIGHT--1.8%
25,000	(1)	ABX Air, Inc.	134,750
12,000		Alexander and Baldwin, Inc.	481,200

		TOTAL	615,950

		TRANSPORTATION-AIRLINE--1.4%
12,000	(1)	Alaska Air Group, Inc.	445,560
2,000		SkyWest, Inc.	48,500

		TOTAL	494,060

Shares or Principal Amount			Value

COMMON STOCKS--(Continued)
		TRANSPORTATION-RAIL--1.6%
20,000		Greenbrier Cos., Inc.	$555,600

		WASTE MANAGEMENT--2.0%
18,000	(1)	Waste Connections, Inc.	672,840

TOTAL COMMON STOCKS (identified cost $30,641,023)			30,572,105

(2)COMMERCIAL PAPER--7.3%
		ASSET BACKED--3.5%
$1,200,000	(3)(4)	Market Street Funding Corp. CPABS4-2, 5.35%, 8/8/2006	1,198,768

		FINANCE-CONSUMER LOANS--3.8%
1,300,000		American General Finance Corp. CP, 5.35%, 8/14/2006	1,297,521

TOTAL COMMERCIAL PAPER (at amortized cost)			2,496,289

Shares			Value

MUTUAL FUND--3.1%
1,064,298	(5)	Prime Obligations Fund (at net asset value)	$1,064,299

TOTAL INVESTMENTS--100.0% (identified cost $34,201,611)(6)			34,132,693

OTHER ASSETS AND LIABILITIES-NET-- (0.0)%			(324)

TOTAL NET ASSETS--100%			$34,132,369

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2006, this restricted security amounted to $1,198,768, which represented 3.5% of total net assets.

(4) Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2006, this liquid restricted security amounted to $1,198,768, which represented 3.5% of total net assets.

(5) Affiliated company.

(6) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2006 (unaudited)

At July 31, 2006, the fund’s industry composition(1) was as follows:

Percentage of Total Net Assets

INDUSTRY

Diversified Operations	10.3%

Oil & Gas Drilling	8.7%

Banks - Major Regional	4.7%

Networking Products	4.0%

Closed End Funds	3.6%

Oil Refining & Marketing	3.6%

Electronic Components - Semiconductor	3.3%

Diversified Machinery	2.8%

Food - Major Diversified	2.8%

Cleaning Products	2.6%

Insurance - Multi Line	2.6%

Money Center Banks	2.4%

Retail - Drug Store	2.4%

Oil - Integrated	2.3%

Conglomerates	2.2%

Insurance Property & Casualty	2.2%

Medical - HMO	2.1%

Biotechnology	1.9%

Computer Software	1.9%

Machinery - Construction & Mining	1.9%

Aerospace/Defense	1.8%

Regional - Pacific Banks	1.8%

Chemicals - Diversified	1.7%

Advertising Agencies	1.6%

Finance - Investment Banker/Broker	1.6%

Printed Circuit Boards	1.6%

Drugs & Health Care	1.5%

Finance - Consumer Loans	1.5%

Utility - Telephone	1.5%

Biomedical	1.4%

Computer - Storage Devices	1.4%

Machinery - Farm	1.3%

Medical Instruments & Supplies	1.3%

Beverages/Alcohol	1.1%

Computer - Graphics	1.1%

Computer Services	1.0%

Electronic Components	1.0%

Advertising	0.9%

Instruments - Control	0.9%

Semiconductor Equipment & Materials	0.9%

Medical - Hospitals	0.8%

Retail - Restaurants	0.7%

Retail - Regional Department	0.6%

Beverages - Soft	0.5%

Retail - Ecommerce	0.5%

Cable Television	0.3%

Retail - Miscellaneous	0.3%

Containers - Paper/Plastic	0.2%

TOTAL INDUSTRY	99.1%

Cash Equivalents(2)	0.9%

Other Assets and Liabilities - Net(3)	(0.0)%

TOTAL PORTFOLIO VALUE	100%

(1) Securities are assigned to an industry classification by the Fund’s adviser.

(2) Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2006 (unaudited)

Shares			Value

COMMON STOCKS--99.1%
		ADVERTISING--0.9%
60,000		Publicis Groupe, ADR	$2,257,200

		ADVERTISING AGENCIES--1.6%
45,000		Omnicom Group, Inc.	3,982,950

		AEROSPACE/DEFENSE--1.8%
75,000		Precision Castparts Corp.	4,473,750

		BANKS-MAJOR REGIONAL--4.7%
115,000		Bank of America Corp.	5,925,950
85,000		Wells Fargo & Co.	6,148,900

		TOTAL	12,074,850

		BEVERAGES-SOFT--0.5%
30,000		Coca-Cola Co.	1,335,000

		BEVERAGES/ALCOHOL--1.1%
115,000	(1)	Constellation Brands, Inc., Class A	2,812,900

		BIOMEDICAL--1.4%
50,000	(1)	Amgen, Inc.	3,487,000

		BIOTECHNOLOGY--1.9%
80,000	(1)	Gilead Sciences, Inc.	4,918,400

		CABLE TELEVISION--0.3%
25,000	(1)	Comcast Corp., Class A	859,500

		CHEMICALS-DIVERSIFIED--1.7%
55,000		BASF AG, ADR	4,426,950

		CLEANING PRODUCTS--2.6%
120,000		Procter & Gamble Co.	6,744,000

		CLOSED END FUNDS--3.6%
20,000		Vanguard Mid-Cap Vipers Fund	1,320,200
100,000		iShares Dow Jones US Healthcare Sector	6,316,000
55,000		iShares Goldman Sachs Networking Index Fund	1,444,300

		TOTAL	9,080,500

		COMPUTER SERVICES--1.0%
65,000		First Data Corp., Class	2,655,250

COMMON STOCKS--(Continued)
		COMPUTER SOFTWARE--1.9%
200,000		Microsoft Corp.	$4,806,000

		COMPUTER-GRAPHICS--1.1%
125,000	(1)	NVIDIA Corp.	2,766,250

		COMPUTER-STORAGE DEVICES--1.4%
75,000	(1)	Sandisk Corp.	3,499,500

		CONGLOMERATES--2.2%
80,000		3M Co.	5,632,000

		CONTAINERS-PAPER/PLASTIC--0.2%
10,000		Sealed Air Corp.	472,400

		DIVERSIFIED MACHINERY--2.8%
200,000		Ingersoll-Rand Co., Class A	7,160,000

		DIVERSIFIED OPERATIONS--10.3%
500,000		General Electric Co.	16,345,000
110,000		Textron Inc.	9,890,100

		TOTAL	26,235,100

		DRUGS & HEALTH CARE--1.5%
150,000		Pfizer, Inc.	3,898,500

		ELECTRONIC COMPONENTS--1.0%
260,000	(1)	EMC Corp. Mass	2,639,000

		ELECTRONIC COMPONENTS- SEMICONDUCTOR--3.3%
50,000	(1)	Advanced Micro Devices, Inc.	969,500
100,000		Motorola, Inc.	2,276,000
175,000		Texas Instruments, Inc.	5,211,500

		TOTAL	8,457,000

		FINANCE-CONSUMER LOANS--1.5%
50,000		Capital One Financial Corp.	3,867,500

		FINANCE-INVESTMENT BANKER/BROKER--1.6%
115,000		Mellon Financial Corp.	4,025,000

COMMON STOCKS--(Continued)
		FOOD-MAJOR DIVERSIFIED--2.8%
105,000		Kellogg Co.	$5,057,850
43,750		Wrigley (Wm.), Jr. Co.	2,006,375

		TOTAL	7,064,225

		INSTRUMENTS-CONTROL--0.9%
60,000		Honeywell International, Inc.	2,322,000

		INSURANCE PROPERTY & CASUALTY--2.2%
100,000		Allstate Corp.	5,682,000

		INSURANCE-MULTI LINE--2.6%
77,000		Hartford Financial Services Group, Inc.	6,532,680

		MACHINERY-CONSTRUCTION & MINING--1.9%
70,000		Caterpillar, Inc.	4,960,900

		MACHINERY-FARM--1.3%
45,000		Deere & Co.	3,265,650

		MEDICAL INSTRUMENTS & SUPPLIES--1.3%
65,000		Medtronic, Inc.	3,283,800

		MEDICAL-HMO--2.1%
70,500	(1)	Wellpoint, Inc.	5,252,250

		MEDICAL-HOSPITALS--0.8%
55,000	(1)	Community Health Systems, Inc.	1,994,300

		MONEY CENTER BANKS--2.4%
125,000		Citigroup, Inc.	6,038,750

		NETWORKING PRODUCTS--4.0%
570,000	(1)	Cisco Systems, Inc.	10,174,500

		OIL & GAS DRILLING--8.7%
125,000		ENSCO International, Inc.	5,777,500
210,000	(1)	Nabors Industries Ltd.	7,417,200
30,000		Patterson-UTI Energy, Inc.	849,600
105,000	(1)	Transocean Sedco Forex, Inc.	8,109,150

		TOTAL	22,153,450

		OIL REFINING & MARKETING--3.6%
135,000		ConocoPhillips	9,266,400

COMMON STOCKS--(Continued)
		OIL-INTEGRATED--2.3%
50,000		BP PLC, ADR	$3,626,000
50,000		Petro-Canada	2,237,500

		TOTAL	5,863,500

		PRINTED CIRCUIT BOARDS--1.6%
180,000		Jabil Circuit, Inc.	4,158,000

		REGIONAL-PACIFIC BANKS--1.8%
57,000		Zions Bancorp	4,681,980

		RETAIL-DRUG STORE--2.4%
185,000		CVS Corp.	6,053,200

		RETAIL-ECOMMERCE--0.5%
50,000	(1)	eBay, Inc.	1,203,500

		RETAIL-MISCELLANEOUS--0.3%
40,000		Staples, Inc.	864,800

		RETAIL-REGIONAL DEPARTMENT--0.6%
25,000	(1)	Kohl’s Corp.	1,415,750

		RETAIL-RESTAURANTS--0.7%
55,000	(1)	Starbucks Corp.	1,884,300

		SEMICONDUCTOR EQUIPMENT & MATERIALS--0.9%
150,000		Applied Materials, Inc.	2,361,000

		UTILITY-TELEPHONE--1.5%
200,000		Sprint Nextel Corp.	3,960,000

TOTAL COMMON STOCKS (identified cost $241,238,855)			253,003,435

MUTUAL FUND--0.9%
2,289,537	(2)	Prime Obligations Fund (at net asset value)	$2,289,537

TOTAL INVESTMENTS--100.0% (identified cost $243,528,392)(3)			255,292,972

OTHER ASSETS AND LIABILITIES-NET-- 0.0%			(72,338)

TOTAL NET ASSETS--100%			$255,220,634

(1) Non-income producing security.

(2) Affiliated company.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2006 (unaudited)

At July 31, 2006, the fund’s composition was as follows:

Percentage of Total Net Assets

EQUITY SECURITIES(1)

INDUSTRY(2)

Diversified Operations	6.8%

Banks - Major Regional	5.7%

Oil & Gas Drilling	3.4%

Finance - Investment Banker/Broker	2.9%

Food - Major Diversified	2.7%

Aerospace/Defense	2.3%

Medical - HMO	2.0%

Retail - Drug Store	1.8%

Utility-Electric Power	1.8%

Diversified Machinery	1.7%

Cleaning Products	1.6%

Insurance - Multi Line	1.6%

Beverages/Alcohol	1.5%

Finance - Consumer Loans	1.5%

Instruments - Control	1.5%

Conglomerates	1.3%

Machinery - Construction & Mining	1.3%

Networking Products	1.3%

Advertising Agencies	1.2%

Regional - Pacific Banks	1.1%

Beverages - Soft	1.0%

Medical Instruments & Supplies	1.0%

Oil Refining & Marketing	1.0%

Agricultural - Operations	0.9%

Biomedical	0.9%

Computer - Storage Devices	0.9%

Internet Software & Services	0.9%

Money Center Banks	0.9%

Oil & Gas Pipelines	0.9%

Transportation - Rail	0.9%

Chemicals - Diversified	0.8%

Coal	0.7%

Computer Software	0.7%

Finance	0.7%

Medical - Hospitals	0.7%

Computer - Graphics	0.6%

Utility - Telephone	0.6%

Drugs & Health Care	0.5%

Retail - Ecommerce	0.5%

Diversified Financial Services	0.4%

Electronic Components - Semiconductor	0.4%

Oil Field - Machinery & Equipment	0.4%

Oil - Integrated	0.4%

Printed Circuit Boards	0.4%

Retail - Miscellaneous	0.4%

Biotechnology	0.3%

Building - Heavy Construction	0.3%

Oil Field Services	0.3%

Machinery - General	0.2%

Medical Appliances & Equipment	0.2%

Semiconductor - Broad Line	0.2%

TOTAL INDUSTRY	64.0%

FIXED INCOME(1)

Government Agencies	13.8%

Mortgage Backed Securities	11.0%

Corporate Bonds	4.6%

Collateralized Mortgage Obligations	2.5%

Commercial Paper	1.9%

TOTAL FIXED INCOME PORTFOLIO VALUE	33.8%

Cash Equivalents(3)	3.1%

Other Assets and Liabilities - Net(4)	(0.9)%

TOTAL PORTFOLIO VALUE	100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Securities are assigned to an industry classification by the Fund’s adviser.

(3) Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

(4) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2006 (unaudited)

Shares			Value

COMMON STOCKS--62.0%
		ADVERTISING AGENCIES--1.2%
7,000		Omnicom Group, Inc.	$619,570

		AEROSPACE/DEFENSE--2.3%
7,000	(1)	BE Aerospace, Inc.	173,250
4,500	(1)	MOOG, Inc., Class A	156,105
15,000		Precision Castparts Corp.	894,750

		TOTAL	1,224,105

		AGRICULTURAL-OPERATIONS--0.9%
11,000		Monsanto Co.	472,890

		BANKS-MAJOR REGIONAL--5.7%
20,000		Bank of America Corp.	1,030,600
15,000		Mellon Financial Corp.	525,000
20,000		Wells Fargo & Co.	1,446,800

		TOTAL	3,002,400

		BEVERAGES-SOFT--1.0%
12,000		Coca-Cola Co.	534,000

		BEVERAGES/ALCOHOL--1.5%
12,000		Anheuser-Busch Cos., Inc.	577,800
10,000	(1)	Constellation Brands, Inc., Class A	244,600

		TOTAL	822,400

		BIOMEDICAL--0.9%
7,000	(1)	Amgen, Inc.	488,180

		BIOTECHNOLOGY--0.3%
5,000	(1)	Martek Biosciences Corp.	139,650

		BUILDING-HEAVY CONSTRUCTION--0.3%
2,000	(1)	Jacobs Engineering Group, Inc.	165,980

		CHEMICALS-DIVERSIFIED--0.8%
5,000		BASF AG, ADR	402,450

		CLEANING PRODUCTS--1.6%
15,000		Procter & Gamble Co.	843,000

COMMON STOCKS--(Continued)
		COAL--0.7%
10,000		Arch Coal, Inc.	$379,400

		COMPUTER SOFTWARE--0.7%
15,000		Microsoft Corp.	360,450

		COMPUTER-GRAPHICS--0.6%
15,000	(1)	NVIDIA Corp.	331,950

		COMPUTER-STORAGE DEVICES--0.9%
10,000	(1)	Sandisk Corp.	466,600

		CONGLOMERATES--1.3%
10,000		3M Co.	704,000

		DIVERSIFIED MACHINERY--1.7%
25,000		Ingersoll-Rand Co., Class A	895,000

		DIVERSIFIED OPERATIONS--6.8%
55,000		General Electric Co.	1,797,950
20,000		Textron Inc.	1,798,200

		TOTAL	3,596,150

		DRUGS & HEALTH CARE--0.5%
10,000		Pfizer, Inc.	259,900

		ELECTRONIC COMPONENTS-- SEMICONDUCTOR--0.4%
10,000	(1)	Advanced Micro Devices, Inc.	193,900

		FINANCE--CONSUMER LOANS--1.5%
10,000		Capital One Financial Corp.	773,500

		FINANCE--INVESTMENT BANKER/BROKER--2.9%
10,000		Goldman Sachs Group, Inc.	1,527,500

		FOOD-MAJOR DIVERSIFIED--2.7%
20,000		Kellogg Co.	963,400
10,000		Wrigley (Wm.), Jr. Co.	458,600

		TOTAL	1,422,000

COMMON STOCKS--(Continued)
		INSTRUMENTS-CONTROL--1.5%
20,000		Honeywell International, Inc.	$774,000

		INSURANCE-MULTI LINE--1.6%
10,000		Hartford Financial Services Group, Inc.	848,400

		INTERNET SOFTWARE & SERVICES--0.9%
1,300	(1)	Google Inc.	502,580

		MACHINERY-CONSTRUCTION & MINING--1.3%
10,000		Caterpillar, Inc.	708,700

		MACHINERY-GENERAL--0.2%
5,000		Gorman Rupp Co.	132,600

		MEDICAL APPLIANCES & EQUIPMENT--0.2%
3,000	(1)	Arthrocare Corp.	132,120

		MEDICAL INSTRUMENTS & SUPPLIES--1.0%
10,000		Medtronic, Inc.	505,200

		MEDICAL-HMO--2.0%
14,000	(1)	Wellpoint, Inc.	1,043,000

		MEDICAL-HOSPITALS--0.7%
10,000	(1)	Community Health Systems, Inc.	362,600

		MONEY CENTER BANKS--0.9%
10,000		Citigroup, Inc.	483,100

		NETWORKING PRODUCTS--1.3%
40,000	(1)	Cisco Systems, Inc.	714,000

		OIL & GAS DRILLING--3.4%
15,000		ENSCO International, Inc.	693,300
10,400	(1)	Nabors Industries Ltd.	367,328
10,000	(1)	Parker Drilling Co.	72,600
10,000		Patterson-UTI Energy, Inc.	283,200
5,100	(1)	Transocean Sedco Forex, Inc.	393,873

		TOTAL	1,810,301

		OIL & GAS PIPELINES--0.9%
10,000		Kinder Morgan Energy Partners LP	460,600

COMMON STOCKS--(Continued)
		OIL FIELD SERVICES--0.3%
5,000	(1)	Pride International, Inc.	$149,350

		OIL FIELD-MACHINERY & EQUIPMENT--0.4%
3,000	(1)	National-Oilwell, Inc.	201,120

		OIL REFINING & MARKETING--1.0%
8,000		ConocoPhillips	549,120

		OIL-INTEGRATED--0.4%
5,000		Petro-Canada	223,750

		PRINTED CIRCUIT BOARDS--0.4%
10,000		Jabil Circuit, Inc.	231,000

		REGIONAL-PACIFIC BANKS--1.1%
7,000		Zions Bancorp	574,980

		RETAIL-DRUG STORE--1.8%
30,000		CVS Corp.	981,600

		RETAIL-ECOMMERCE--0.5%
10,000	(1)	eBay, Inc.	240,700

		RETAIL-MISCELLANEOUS--0.4%
10,000		Staples, Inc.	216,200

		SEMICONDUCTOR-BROAD LINE--0.2%
7,000	(1)	Cypress Semiconductor Corp.	106,330

		TRANSPORTATION-RAIL--0.9%
5,000		Burlington Northern Santa Fe Corp.	344,550
4,000		Greenbrier Cos., Inc.	111,120

		TOTAL	455,670

		UTILITY-ELECTRIC POWER--0.9%
12,000		SCANA Corp.	479,880

		UTILITY-TELEPHONE--0.6%
25,000		Citizens Communications Co., Class B	320,750

TOTAL COMMON STOCKS (identified cost $29,676,468)			32,832,626

Shares or Principal Amount			Value

PREFERRED STOCKS--2.0%
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	$234,500

		FINANCE--0.7%
15,000		Merrill Lynch & Co., Inc., Pfd., $1.51, Annual Dividend	384,300

		UTILITY-ELECTRIC POWER--0.9%
20,000		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	458,000

TOTAL PREFERRED STOCKS (identified cost $1,147,214)			1,076,800

COLLATERALIZED MORTGAGE OBLIGATIONS--2.5%
		FEDERAL HOME LOAN MORTGAGE CORP. --1.6%
$842,806		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	824,804

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.9%
500,000		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	484,136

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,343,532)			1,308,940

(2)COMMERCIAL PAPER--1.9%
		Asset Backed--1.9%
1,000,000		Dollar Thrifty Funding Corp. CP, 5.33%, 8/15/2006 (at amortized cost)	997,954

CORPORATE BONDS--4.6%
		FINANCE-AUTOMOTIVE--1.9%
1,000,000		General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	994,485

		FINANCE-CREDIT CARD--1.0%
500,000		MBNA America Bank, N.A., 6.625%, 6/15/2012	523,500

		INVESTMENT BROKERAGE-NATIONAL--1.7%
1,000,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	929,439

TOTAL CORPORATE BONDS (identified cost $2,534,206)			2,447,424

Principal Amount			Value

MORTGAGE BACKED SECURITIES--11.0%
		FEDERAL HOME LOAN MORTGAGE CORP.--3.5%
$113,813		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	$114,766
858,123		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	834,355
920,723		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	910,758

		TOTAL	1,859,879

		FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.5%
3,336,060		Federal National Mortgage Association, 5.50%, 11/1/2025	3,262,806
114,656		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	112,652
637,736		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	609,510

		TOTAL	3,984,968

TOTAL MORTGAGE BACKED SECURITIES (identified cost $5,983,092)			5,844,847

GOVERNMENT AGENCIES--13.8%
		FEDERAL FARM CREDIT BANK--1.9%
1,000,000		Federal Farm Credit System, Bond, 4.49%, 3/10/2010	973,735

		FEDERAL HOME LOAN BANK--3.6%
1,000,000		Federal Home Loan Bank System, Bond, 4.785%, 8/26/2010	981,807
1,000,000		Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013	941,874

		TOTAL	1,923,681

		FEDERAL HOME LOAN MORTGAGE CORP.--3.7%
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 1/30/2014	972,642
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016	999,680

		TOTAL	1,972,322

Principal Amount or Shares			Value

GOVERNMENT AGENCIES--(Continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.6%
$500,000		Federal National Mortgage Association, Note, 5.375%, 3/15/2010	$498,129
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	946,998
1,000,000		Federal National Mortgage Association, Note, 6.00%, 6/5/2013	1,000,388

		TOTAL	2,445,515

TOTAL GOVERNMENT AGENCIES (identified cost $7,488,707)			7,315,253
MUTUAL FUND--3.1%
1,640,648	(3)	Prime Obligations Fund (at net asset value)	1,640,648

TOTAL INVESTMENTS--100.9% (identified cost $50,811,821)(4)			53,464,492

OTHER ASSETS AND LIABILITIES-NET-- (0.9)%			(469,331)

TOTAL NET ASSETS--100%			$52,995,161

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $50,738,156.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2006 (unaudited)

At July 31, 2006, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets

Mortgage Backed Securities	42.1%

Collateralized Mortgage Obligations	27.0%

Government Agencies	25.2%

Corporate Bonds	1.8%

Preferred Stocks	1.4%

Cash Equivalents(2)	2.0%

Other Assets and Liabilities - Net(3)	0.5%

TOTAL	100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

WESMARK GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2006 (unaudited)

Principal Amount		Value

Collateralized Mortgage Obligations--27.0%
	FEDERAL HOME LOAN MORTGAGE CORP. --15.7%
$2,000,000	Federal Home Loan Mortgage Corp., REMIC, Series 2564, Class HJ, 5.000%, 2/15/2018	$1,923,891
5,163,942	Federal Home Loan Mortgage Corp., REMIC, Series 2651, Class JB, 5.000%, 1/15/2018	5,015,973
8,790,931	Federal Home Loan Mortgage Corp., REMIC, Series 3005, Class EG, 5.000%, 8/15/2021	8,568,573
5,899,642	Federal Home Loan Mortgage Corp., REMIC, Series 3042, Class DH, 5.000%, 4/15/2024	5,773,631
8,637,370	Federal Home Loan Mortgage Corp., REMIC, Series 3044, Class HN, 5.000%, 1/15/2024	8,450,786

	TOTAL	29,732,854

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--9.1%
5,997,810	Federal National Mortgage Association, REMIC, Series 0538D-Class CD, 5.000%, 6/25/2019	5,869,353
4,433,895	Federal National Mortgage Association, REMIC, Series 2005-43-Class PB, 5.000%, 2/25/2034	4,273,537
7,241,605	Federal National Mortgage Association, REMIC, Series 2005-8-Class EA, 5.000%, 7/25/2019	7,108,007

	TOTAL	17,250,897

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--2.2%
4,428,508	Government National Mortgage Association, REMIC, Series 2005-49-A, 4.500%, 6/20/2033	4,153,532

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $52,375,674)		51,137,283

CORPORATE BONDS--1.8%
	PAPER PRODUCTS--1.8%
$3,500,000	International Paper Co., 5.850%, 10/30/2012 (identified cost $3,655,858)	$3,494,685

GOVERNMENT AGENCIES--25.2%
	FEDERAL FARM CREDIT BANK--4.2%
5,000,000	Federal Farm Credit System, 5.200%, 3/20/2013	4,945,845
3,000,000	Federal Farm Credit System, 5.400%, 4/1/2016	2,986,206

	TOTAL	7,932,051

	FEDERAL HOME LOAN BANK--5.2%
5,000,000	Federal Home Loan Bank System, Bond, Series EH10, 5.000%, 8/24/2010	4,921,529
5,000,000	Federal Home Loan Bank System, 5.125%, 11/15/2010	4,942,055

	TOTAL	9,863,584

	FEDERAL HOME LOAN MORTGAGE CORPORATION--13.2%
5,000,000	Federal Home Loan Mortgage Corp., 4.825%, 9/23/2015	4,716,655
5,000,000	Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	4,846,147
10,000,000	Federal Home Loan Mortgage Corp., 5.250%, 2/24/2011	9,916,875
5,000,000	Federal Home Loan Mortgage Corp., 5.500%, 11/16/2015	4,904,284
700,000	Federal Home Loan Mortgage Corp., 6.000%, 8/18/2015	691,339

	TOTAL	25,075,300

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
5,000,000	Federal National Mortgage Association, 5.340%, 2/22/2011	4,960,116

TOTAL GOVERNMENT AGENCIES (identified cost $48,371,491)		47,831,051

MORTGAGE BACKED SECURITIES--42.1%
	FEDERAL HOME LOAN MORTGAGE CORP.--7.6%
$4,325,198	Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	$4,245,998
3,651,516	Federal Home Loan Mortgage Corp., Pool G18002, 5.000%, 7/1/2019	3,550,376
2,574,370	Federal Home Loan Mortgage Corp., Pool G18048, 5.000%, 4/1/2020	2,503,065
4,368,487	Federal Home Loan Mortgage Corp., Pool C90779, 5.000%, 1/1/2024	4,171,040

	TOTAL	14,470,479

	FEDERAL NATIONAL MORTGAGE ASSOCIATION--34.5%
4,129,795	Federal National Mortgage Association, Pool 255582, 5.000%, 1/1/2025	3,944,428
3,381,235	Federal National Mortgage Association, Pool 807951, 5.000%, 1/1/2030	3,226,101
2,424,822	Federal National Mortgage Association, Pool 254799, 5.000%, 7/1/2023	2,317,498
9,940,881	Federal National Mortgage Association, Pool 254908, 5.000%, 9/1/2023	9,500,894
16,680,301	Federal National Mortgage Association, Pool 256041, 5.500%, 11/1/2025	16,314,030
11,969,277	Federal National Mortgage Association, Pool 255994, 5.500%, 11/1/2025	11,706,452
5,624,264	Federal National Mortgage Association, Pool 256083, 6.000%, 1/1/2026	5,615,008
9,919,492	Federal National Mortgage Association, Pool 256275, 6.000%, 6/1/2026	9,903,167
2,986,574	Federal National Mortgage Association, Pool 256311, 6.000%, 7/1/2026	2,981,658

	TOTAL	65,509,236

TOTAL MORTGAGE BACKED SECURITIES (identified cost $81,836,930)		79,979,715

Shares			Value

PREFERRED STOCKS--1.4%
		DIVERSIFIED FINANCIAL SERVICES--0.9%
13,600		General Electric Capital Corp., 4.500%, 1/28/2035, Pfd., $1.13, Annual Dividend	$308,992
60,000		General Electric Capital Corp., 5.875%, 2/18/2033, Pfd., $1.47, Annual Dividend	1,407,000

		TOTAL	1,715,992

		UTILITY-ELECTRIC POWER--0.5%
40,000		Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend	916,000

TOTAL PREFERRED STOCKS (identified cost $2,822,013)			2,631,992

MUTUAL FUND--2.0%
3,706,052	(1)	Prime Obligations Fund (at net asset value)	3,706,052

TOTAL INVESTMENTS--99.5% (identified cost $192,768,018)(2)			188,780,778

OTHER ASSETS AND LIABILITIES-NET--0.5%			1,019,608

TOTAL NET ASSETS--100%			$189,800,386

(1) Affiliated company.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLE

July 31, 2006 (unaudited)

At July 31, 2006, the fund’s portfolio composition(1) was as follows:

Percentage of Total Net Assets

Long-Term Municipals(1)	94.6%

Government Agencies(1)	2.8%

Cash Equivalents(2)	1.8%

Other Assets and Liabilities - Net(3)	0.8%

TOTAL PORTFOLIO VALUE	100%

Years to Maturity	Percentage of Total Net Assets

1-3 Years	10.9%

3-5 Years	7.1%

5-10 Years	30.1%

10 Years or Greater	49.3%

Cash Equivalents(2)	1.8%

Other Assets and Liabilities - Net(3)	0.8%

TOTAL	100%

S&P Ratings as Percentage of Total Net Assets(4)		Moody’s Ratings as Percentage of Total Net Assets(4)

AAA	56.9%	Aaa	57.9%

AA	4.8%	A	8.1%

A	3.8%	Baa	2.6%

BBB	0.6%	B	0.0%

Not Rated by S&P	28.5%	Not Rated by Moody’s	26.0%

TOTAL	94.6%		94.6%

Government Agencies	2.8%		2.8%

TOTAL FIXED INCOME PORTFOLIO VALUE				97.4%

Cash Equivalents(2)				1.8%

Other Assets and Liabilities - Net(3)				0.8%

TOTAL PORTFOLIO VALUE				100%

(1) See the Fund’s Prospectus or Statement of Additional Information for a description of the types of securities in which the Fund invests.

(2) Cash Equivalents include any investments in money market mutual funds.

(3) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

(4) These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Rated securities that have been prerefunded, but not rated again by the NRSRO, have been included in the “Not rated by…” category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from a NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information.

Holdings that are rated only by a different NRSRO than the one identified have been included in the “Not rated by…” category. Of the portfolio’s total investments, 5.1% do not have long-term ratings by either of these NRSROs.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2006 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS--94.6%
	ARKANSAS--0.7%
$500,000	Conway, AR Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College Project (Series B), 4.75% (Original Issue Yield: 4.85%), 10/1/2030	$500,100

	PENNSYLVANIA--0.6%
440,000	Pennsylvania State Higher Education Facilities Authority, 5.00%, 11/1/2011	442,974

	WEST VIRGINIA--93.3%
1,000,000	Berkeley County, WV, Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014	1,031,780
825,000	Berkeley County, WV, Building Commission Lease, Judicial Center Project-(Series A), 4.70% (MBIA Insurance Corp. INS), 12/1/2024	849,824
140,000	Buckhannon West Virginia College Facility, Refunding Revenue Bond, 4.45%, 8/1/2007	140,441
355,000	Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	365,938
340,000	Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	351,264
500,000	Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	528,280
1,200,000	Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/(Original Issue Yield: 5.274%), 12/15/2022	1,277,436
1,240,000	Charleston, WV, GO UT, 7.20%, 10/1/2008	1,324,915
1,000,000	Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,070,810
1,460,000	Fairmont, WV, State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	1,495,974
500,000	Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	524,100
1,235,000	Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,281,720
1,240,000	Grant County, WV, County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,272,054
MUNICIPAL BONDS--(Continued)
	WEST VIRGINIA--(Continued)
$680,000	Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	$708,383
420,000	Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010	471,866
1,035,000	Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	1,049,438
1,055,000	Kanawha County, WV, Building Community, Judicial Annes Lease (Series A), 5.00%, 12/1/2018	1,080,710
200,000	Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project)/(U.S. Government GTD), 12/1/2009	213,806
1,085,000	Monongalia County, WV, Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.81%), 5/1/2010	1,167,818
1,135,000	Monongalia County, WV, Board of Education, GO UT, 6.00%, 5/1/2011	1,240,555
525,000	Monongalia County, WV, Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	536,146
1,000,000	Monongalia County, WV, Building Commission, Revenue Bonds, 5.25%, 7/1/2020	1,035,220
350,000	Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	363,265
785,000	Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	815,058
1,000,000	Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	1,035,270
635,000	Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS), 6/1/2007	641,394
500,000	Parkersburg, WV, Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	526,085
1,155,000	Pleasants County, WV, PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,155,647
MUNICIPAL BONDS--(Continued)
	WEST VIRGINIA--(Continued)
$1,795,000	Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (U.S. Government GTD)/(Original Issue Yield: 6.60%), 8/1/2011	$1,969,151
1,310,000	Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	1,395,438
500,000	South Charleston, WV, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 10/1/2009	502,075
420,000	West Liberty State College, WV, 3.75%, 6/1/2008	415,376
430,000	West Liberty State College, WV, 4.70%, 6/1/2012	435,775
965,000	West Liberty State College, WV, 4.80%, 6/1/2012	978,906
570,000	West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	589,414
580,000	West Virginia EDA, 4.75%, 11/1/2012	606,819
1,000,000	West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	1,039,020
220,000	West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.62%), 6/1/2019	217,767
920,000	West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	905,519
860,000	West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	863,337
1,000,000	West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,088,610
2,315,000	West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	2,441,399
2,000,000	West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,113,900
2,000,000	West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,146,280
1,050,000	West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007	1,067,273
1,000,000	West Virginia State Building Commission Lease, Refunding Revenue Bond, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,069,870
MUNICIPAL BONDS--(Continued)
	WEST VIRGINIA--(Continued)
$1,500,000	West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	$1,656,075
500,000	West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010	492,295
605,000	West Virginia State Hospital Finance Authority, Prerefunded Revenue Bond, 6.75% (Charleston Area Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022	676,717
1,070,000	West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	1,109,183
300,000	West Virginia State Hospital Finance Authority, Revenue Bonds (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	294,765
1,000,000	West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,024,680
900,000	West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	920,574
1,000,000	West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	1,023,610
720,000	West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	748,548
1,250,000	West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,294,750
1,000,000	West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,106,370
1,000,000	West Virginia University, 5.00% (FGIC INS), 10/1/2034	1,030,690
500,000	West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	515,595
1,000,000	West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	1,031,190
500,000	West Virginia University, (Series C), 4.50% (FGIC INS)/(Original Issue Yield: 4.55%), 10/1/2024	498,435
MUNICIPAL BONDS--(Continued)
	WEST VIRGINIA--(Continued)
$2,000,000	West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	$2,019,460
400,000	West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	424,280
985,000	West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	1,049,498
1,000,000	West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	1,033,030
1,000,000	West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	945,690
1,000,000	West Virginia Water Development Authority, Refunding Revenue Bonds (Series A-II), 5.00%, 11/1/2025	1,042,420
1,000,000	West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	1,055,940
650,000	West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	652,126
500,000	West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	528,600
1,000,000	Wood County, WV Board of Education, UT GO, 4.00% (FSA INS), 5/1/2011	1,008,660

	TOTAL	66,584,307

TOTAL MUNICIPAL BONDS (identified cost $66,234,460)		67,527,381

Principal Amount or Shares			Value

GOVERNMENT AGENCIES--2.8%
		FEDERAL HOME LOAN BANK SYSTEM--2.8%
$2,000,000		Federal Home Loan Bank System, Discount Bond, 8/4/2006 (at amortized cost)	$1,999,144

MUTUAL FUND--1.8%
1,294,832	(1)	Prime Obligations Fund (at net asset value)	1,294,832

TOTAL INVESTMENTS--99.2% (identified cost $69,528,436)(2)			70,821,357

OTHER ASSETS AND LIABILITIES--NET--0.8%			590,666

TOTAL NET ASSETS--100%			$71,412,023

At July 31, 2006, the Fund holds no securities that are subject to federal alternative minimum tax.

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $69,448,807.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
GTD--Guaranteed
INS--Insured
PCR--Pollution Control Revenue
UT--Unlimited Tax

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2006 (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Assets:
Total investments in securities, at value(a)	$ 34,132,693	$ 255,292,972	$ 53,464,492	$ 188,780,778	$ 70,821,357
Cash	3,000	--	25,000	--	--
Receivable for:
Income	6,813	211,796	188,119	1,518,099	811,354
Fund shares sold	24,235	347,432	3,398	108,203	4,221
Prepaid expense	2,595	6,495	2,866	5,327	3,263

Total assets	34,169,336	255,858,695	53,683,875	190,412,407	71,640,195

Liabilities:
Payable for:
Investments purchased	--	--	475,801	--	--
Fund shares redeemed	4,152	508,240	165,995	17,636	--
Income distribution payable	--	--	--	508,845	180,765
Custodian fees (Note 5)	705	--	--	22	261
Transfer and dividend disbursing agent fees and expenses	10,589	25,909	12,143	10,524	6,847
Directors’/Trustees’ fees	814	474	392	316	333
Auditing fees	7,850	10,199	6,688	8,905	6,883
Legal fees	3,330	4,764	2,951	2,709	2,307
Portfolio accounting fees	3,202	21,047	4,869	16,623	7,928
Shareholder services fee (Note 5)	4,137	54,314	11,327	39,953	15,177
Share registration fees	568	7,364	6,456	5,113	6,388
Accrued expenses	1,620	5,750	2,092	1,375	1,283

Total liabilities	36,967	638,061	688,714	612,021	228,172

Net Assets Consist of:
Paid-in capital	33,577,057	232,279,300	52,371,297	194,991,042	70,072,733
Net unrealized appreciation (depreciation) of investments	(68,918)	11,764,580	2,652,671	(3,987,240)	1,292,921
Accumulated net realized gain (loss) on investments	637,437	10,464,890	(2,015,205)	(1,298,018)	38,635
Accumulated net investment income (loss)	(13,207)	711,864	(13,602)	94,602	7,734

Total Net Assets	$ 34,132,369	$ 255,220,634	$ 52,995,161	$ 189,800,386	$ 71,412,023

Shares Outstanding, No Par Value, Unlimited Shares Authorized	4,058,524	19,292,226	5,681,359	19,812,256	6,941,742

Net Asset Value, Offering Price and Redemption Proceeds Per Share	$ 8.41	$ 13.23	$ 9.33	$ 9.58	$ 10.29

Investments, at identified cost	$ 34,201,611	$ 243,528,392	$ 50,811,821	$ 192,768,018	$ 69,528,436

(a) Including $1,064,299, $2,289,537, $1,640,648, $3,706,052 and $1,294,832, respectively, of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six months ended July 31, 2006, (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Government Bond Fund	WesMark West Virginia Municipal Bond Fund

Investment Income:
Dividends(a)	$ 107,902	$ 1,962,330 (b)	$ 274,791 (c)	$ 175,942	$ 29,030
Interest	123,827	394,292	467,438	4,769,053	1,582,127

Total income	231,729	2,356,622	742,229	4,944,995	1,611,157

Expenses:
Investment adviser fee (Note 5)	125,945	988,670	198,600	564,813	215,596
Administrative personnel and services fee (Note 5)	37,192	171,980	37,192	122,823	46,882
Custodian fees (Note 5)	7,076	20,438	7,033	13,304	6,917
Transfer and dividend disbursing agent fees and expenses	14,691	25,977	16,443	15,411	12,103
Directors’/Trustees’ fees	7,745	7,374	7,412	7,291	7,379
Auditing fees	10,278	12,633	9,287	11,384	9,525
Legal fees	5,869	3,831	5,623	5,528	6,850
Portfolio accounting fees	11,061	68,270	16,943	51,880	25,972
Shareholder services fee (Note 5)	41,982	329,557	66,200	235,339	89,832
Share registration costs	7,688	7,679	8,357	8,645	7,144
Printing and postage	5,211	12,809	6,058	4,887	4,274
Insurance premiums	3,846	9,424	4,297	7,677	4,780
Miscellaneous	1,102	945	1,372	1,351	878

Total expenses	279,686	1,659,587	384,817	1,050,333	438,132

Waivers (Note 5):
Waiver of investment adviser fee	(2,678)	(16,449)	(6,383)	(6,801)	(35,933)
Waiver of administrative personnel and services fee	(15,284)	--	(2,647)	--	--
Waiver of shareholder services fee	(16,793)	--	--	--	--

Total waivers	(34,755)	(16,449)	(9,030)	(6,801)	(35,933)

Net expenses	244,931	1,643,138	375,787	1,043,532	402,199

Net investment income gain (loss)	(13,202)	713,484	366,442	3,901,463	1,208,958

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,356,439	10,492,550	1,644,851	(392,610)	(2,167)
Net change in unrealized appreciation of investments	(3,660,369)	(17,701,086)	(2,474,158)	(1,956,184)	(685,988)

Net realized and unrealized loss on investments	(2,303,930)	(7,208,536)	(829,307)	(2,348,794)	(688,155)

Change in net assets resulting from operations	$ (2,317,132)	$ (6,495,052)	$ (462,865)	$ 1,552,669	$ 520,803

(a) Including $17,261, $99,027, $40,329, $54,300 and $29,030 received from affiliated issuers, respectively (Note 5).
(b) Net of foreign taxes withheld of $22,489.
(c) Net of foreign taxes withheld of $2,101.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund

	Six Months Ended (unaudited) July 31, 2006	Year Ended January 31, 2006	Six Months Ended (unaudited) July 31, 2006	Year Ended January 31, 2006	Six Months Ended (unaudited) July 31, 2006	Year Ended January 31, 2006

Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (13,202)	$ (211,737)	$ 713,484	$ 200,336	$ 366,442	$ 687,880
Net realized gain on investments	1,356,439	3,498,690	10,492,550	7,836,120	1,644,851	1,939,486
Net change in unrealized appreciation/depreciation of investments	(3,660,369)	2,591,639	(17,701,086)	21,502,879	(2,474,158)	1,542,897

Change in net assets resulting from operations	(2,317,132)	5,878,592	(6,495,052)	29,539,335	(462,865)	4,170,263

Distributions to Shareholders--
Distributions from net investment income	--	--	(104,845)	(97,191)	(383,968)	(670,136)
Distributions from net realized gain on investments	--	--	(5,541,275)	--	--	--

Change in net assets from distributions to shareholders	--	--	(5,646,120)	(97,191)	(383,968)	(670,136)

Share Transactions--
Proceeds from sale of shares	7,024,055	6,194,252	10,340,738	24,990,622	4,238,316	4,610,991
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	2,572,606	48,591	108,709	212,093
Cost of shares redeemed	(1,066,512)	(3,113,068)	(15,126,929)	(34,553,361)	(4,028,756)	(12,322,567)
Change in net assets from share transactions	5,957,543	3,081,184	(2,213,585)	(9,514,148)	318,269	(7,499,483)

Change in net assets	3,640,411	8,959,776	(14,354,757)	19,927,996	(528,564)	(3,999,356)
Net Assets:
Beginning of period	30,491,958	21,532,182	269,575,391	249,647,395	53,523,725	57,523,081

End of period	34,132,369	30,491,958	255,220,634	269,575,391	52,995,161	53,523,725

Accumulated net investment income (loss) included in net assets at end of period	$ (13,207)	$ (5)	$ 711,864	$ 103,225	$ (13,602)	$ 3,924

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Government Bond Fund		WesMark West Virginia Municipal Bond Fund

	Six Months Ended (unaudited) July 31, 2006	Year Ended January 31, 2006	Six Months Ended (unaudited) July 31, 2006	Year Ended January 31, 2006

Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 3,901,463	$ 6,552,844	$ 1,208,958	$ 2,262,422
Net realized loss on investments	(392,610)	(905,408)	(2,167)	(10,688)
Net change in unrealized appreciation/depreciation of investments	(1,956,184)	(3,863,322)	(685,988)	(1,315,868)

Change in net assets resulting from operations	1,552,669	1,784,114	520,803	935,866

Distributions to Shareholders--
Distributions from net investment income	(3,845,619)	(6,540,931)	(1,199,948)	(2,248,293)
Distributions from net realized gain on investments	--	(246,106)	--	(40,694)

Change in net assets from distributions to shareholders	(3,845,619)	(6,787,037)	(1,199,948)	(2,288,987)

Share Transactions--
Proceeds from sale of shares	7,255,645	21,085,545	2,934,520	6,984,763
Net asset value of shares issued to shareholders in payment of distributions declared	925,433	1,812,247	101,945	200,578
Cost of shares redeemed	(8,522,812)	(15,584,742)	(3,769,887)	(7,703,709)

Change in net assets from share transactions	(341,734)	7,313,050	(733,422)	(518,368)

Change in net assets	(2,634,684)	2,310,127	(1,412,567)	(1,871,489)
Net Assets:
Beginning of period	192,435,070	190,124,943	72,824,590	74,696,079

End of period	189,800,386	192,435,070	71,412,023	72,824,590

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$ 94,602	$ 38,758	$ 7,734	$ (1,276)

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income Gain (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

WesMark Small Company Growth Fund
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2003	$ 6.90	(0.05)(c)(d)	(2.10)	(2.15)	--	--	--
2004	$ 4.75	(0.08)(c)(d)	2.81	2.73	--	--	--
2005	$ 7.48	(0.06)(c)	(0.23)	(0.29)	--	--	--
2006	$ 7.19	(0.06)(c)	1.83	1.77	--	--	--
2006(f)	$ 8.96	(0.00)(c)(g)	(0.55)	(0.55)	--	--	--
WesMark Growth Fund
2002	$ 15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2003	$ 11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
2005	$ 12.81	0.09	(0.42)	(0.33)	(0.11)	--	(0.11)
2006	$ 12.37	0.01	1.48	1.49	(0.01)	--	(0.01)
2006(f)	$ 13.85	0.04	(0.45)	(0.41)	(0.01)	(0.20)	(0.21)
WesMark Balanced Fund
2002	$ 11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
2005	$ 9.10	0.18	(0.23)	(0.05)	(0.18)	--	(0.18)
2006	$ 8.87	0.11	0.60	0.71	(0.11)	--	(0.11)
2006(f)	$ 9.47	0.06	(0.13)	(0.07)	(0.07)	--	(0.07)
WesMark Government Bond Fund
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
2005	$ 10.03	0.34	(0.08)	0.26	(0.33)	(0.01)	(0.34)
2006	$ 9.95	0.33	(0.24)	0.09	(0.33)	(0.01)	(0.34)
2006(f)	$ 9.70	0.19	(0.12)	0.07	(0.19)	--	(0.19)
WesMark West Virginia Municipal Bond Fund
2002	$ 10.27	0.45 (h)	0.04 (h)	0.49	(0.44)	--	(0.44)
2003	$ 10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)
2005	$ 10.63	0.31	(0.01)	0.30	(0.31)	(0.05)	(0.36)
2006	$ 10.57	0.32	(0.18)	0.14	(0.32)	(0.01)	(0.33)
2006(f)	$ 10.38	0.17	(0.09)	0.08	(0.17)	--	(0.17)

(a) Based on net asset value, which does not reflect the sales charge, contingent deferred sales charge or redemption fee, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(b) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown.

(c) Based on average shares outstanding.

(d) Reclassifications have been made to conform to current year presentation. Net assets were not affected by this reclassification.

(e) Computed on an annualized basis.

(f) For the six months ended July 31, 2006 (unaudited).

(g) Represents less than $0.01.

(h) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized and unrealized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, End of Period	Total Return(a)	Net Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

WesMark Small Company Growth Fund
$6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
$7.19	(3.88)%	1.62%	(0.89)%	0.38%	$ 21,532	62%
$8.96	24.62%	1.59%	(0.83)%	0.28%	$ 30,492	84%
$8.41	(6.14)%	1.46%(e)	(0.08)%(e)	0.21%(e)	$ 34,132	25%
WesMark Growth Fund
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
$12.37	(2.63)%	1.14%	0.71%	0.11%	$ 249,647	51%
$13.85	12.01%	1.28%	0.08%	0.01%	$ 269,575	76%
$13.23	(2.46)%	1.25%(e)	0.54%(e)	0.01%(e)	$ 255,221	49%
WesMark Balanced Fund
$9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
$8.87	(0.53)%	1.26%	1.95%	0.12%	$ 57,523	38%
$9.47	8.11%	1.45%	1.28%	0.03%	$ 53,524	76%
$9.33	(0.76)%	1.42%(e)	1.38%(e)	0.03%(e)	$ 52,995	31%
WesMark Government Bond Fund
$9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
$9.95	2.68%	0.99%	3.38%	0.11%	$ 190,125	58%
$9.70	0.98%	1.11%	3.40%	0.01%	$ 192,435	99%
$9.58	0.78%	1.11%(e)	4.14%(e)	0.01%(e)	$ 189,800	21%
WesMark West Virginia Municipal Bond Fund
$10.32	4.92%	0.66%	4.36%(h)	0.30%	$ 65,595	26%
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70,957	17%
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%
$10.57	2.97%	0.99%	2.99%	0.20%	$ 74,696	22%
$10.38	1.30%	1.13%	3.07%	0.10%	$ 72,825	19%
$10.29	0.79%	1.12%(e)	3.34%(e)	0.10%(e)	$ 71,412	6%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (unaudited)

(1) Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund (“Small Company Growth Fund”)	diversified	to achieve capital appreciation

WesMark Growth Fund (“Growth Fund”)	diversified	to achieve capital appreciation

WesMark Balanced Fund (“Balanced Fund”)	diversified	to achieve capital appreciation and income

WesMark Government Bond Fund (a) (“Government Bond Fund”)	diversified	to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

(a) On March 14, 2006, the Board of Trustees of the WesMark Funds approved changing the name of the WesMark Bond Fund to the WesMark Government Bond Fund.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no market quotations or last sale prices are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) Shares of Beneficial Interest

The following tables summarize share activity:

	Small Company Growth Fund

	Six Months Ended July 31, 2006	Year Ended January 31, 2006

Shares sold	775,299	807,058
Shares redeemed	(118,822)	(397,825)

Net change resulting from share transactions	656,477	409,233

	Growth Fund

	Six Months Ended July 31, 2006	Year Ended January 31, 2006

Shares sold	752,605	1,941,725
Shares issued to shareholders in payment of distributions declared	186,420	3,594
Shares redeemed	(1,109,751)	(2,671,013)

Net change resulting from share transactions	(170,726)	(725,694)

	Balanced Fund

	Six Months Ended July 31, 2006	Year Ended January 31, 2006

Shares sold	445,231	512,743
Shares issued to shareholders in payment of distributions declared	11,571	23,541
Shares redeemed	(425,433)	(1,368,694)

Net change resulting from share transactions	31,369	(832,410)

	Government Bond Fund

	Six Months Ended July 31, 2006	Year Ended January 31, 2006

Shares sold	757,152	2,147,046
Shares issued to shareholders in payment of distributions declared	96,653	184,923
Shares redeemed	(888,574)	(1,589,515)

Net change resulting from share transactions	(34,769)	(742,454)

	West Virginia Municipal Bond Fund

	Six Months Ended July 31, 2006	Year Ended January 31, 2006

Shares sold	284,217	668,089
Shares issued to shareholders in payment of distributions declared	9,903	19,199
Shares redeemed	(366,123)	(737,059)

Net change resulting from share transactions	(72,003)	(49,771)

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2006:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Small Company Growth Fund	$ 34,201,611	$ 2,421,305	$ 2,490,223	$ (68,918)

Growth Fund	243,528,392	18,744,069	6,979,489	11,764,580

Balanced Fund	50,738,156 [1]	4,383,019	1,656,683	2,726,336

Government Bond Fund	192,768,018	10,951	3,998,191	(3,987,240)

West Virginia Municipal Bond Fund	69,448,807	1,595,073	222,523	1,372,550

1 Includes $73,665 of passive activity losses on certain portfolio securities.

At January 31, 2006, the Funds had capital loss carryforwards which will reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2012	2014	Total

Small Company Growth Fund	$ 719,002	$ --	$ 719,002

Balanced Fund	$ 3,660,056	$ --	$ 3,660,056

Government Bond Fund	$ --	$ 61,700	$ 61,700

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds’ investment adviser (the “Adviser”), receives for its services an annual fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage

Small Company Growth Fund	0.75%

Growth Fund	0.75%

Balanced Fund	0.75%

Government Bond Fund	0.60%

West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2006, the Adviser voluntarily waived the following fees:

Fund Name	Adviser Fee Waiver

Small Company Growth Fund	$ 2,678

Growth Fund	$ 16,449

Balanced Fund	$ 6,383

Government Bond Fund	$ 6,801

West Virginia Municipal Bond Fund	$ 35,933

Administrative Fee--Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

For the six months ended July 31, 2006, the net fee paid to FServ as percentage of average aggregate daily net assets was as follows:

Fund Name	Percentage of Average Aggregate Daily Net Assets

Small Company Growth Fund	0.131%

Growth Fund	0.131%

Balanced Fund	0.131%

Government Bond Fund	0.131%

West Virginia Municipal Bond Fund	0.131%

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc. (“Edgewood”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund’s shares, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2006, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Bank (“WesBanco”), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets for the period. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2006, WesBanco voluntarily waived the following fees:

Fund Name	Shareholder Services Fee Waiver

Small Company Growth Fund	$ 16,793

Custodian Fees--WesBanco is the Funds’ custodian. The custodian fee paid to WesBanco is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

General--Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates--Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser or which are distributed by an affiliate of the WesMark Funds’ distributor. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the six months ended July 31, 2006 were as follows:

Fund Name	Affiliated Fund Name	Purchase Cost	Sales Proceeds	Dividend Income	Value

Small Company Growth Fund	Prime Obligations Fund	$ 13,692,790	$ 13,074,963	$ 17,261	$ 1,064,299

Growth Fund	Prime Obligations Fund	$ 114,344,392	$ 113,441,677	$ 99,027	$ 2,289,537

Balanced Fund	Prime Obligations Fund	$ 13,880,975	$ 14,202,797	$ 40,329	$ 1,640,648

Government Bond Fund	Prime Obligations Fund	$ 45,046,440	$ 43,664,311	$ 54,300	$ 3,706,052

West Virginia Municipal Bond Fund	Prime Obligations Fund	$ 10,185,409	$ 9,559,319	$ 29,030	$ 1,294,832

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2006, were as follows:

Fund Name	Purchases	Sales

Small Company Growth Fund	$ 14,889,701	$ 7,257,042

Growth Fund	$ 125,079,653	$ 121,895,905

Balanced Fund	$ 13,663,545	$ 15,311,455

Government Bond Fund	$ 58,514,072	$ 10,154,195

West Virginia Municipal Bond Fund	$ 4,219,790	$ 7,139,054

(7) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2006, 47.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.7% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

(8) Change in Independent Registered Public Accounting Firm

On April 11, 2006, the Audit Committee of the Fund’s Board of Trustees approved changing the Fund’s independent registered public accounting firm to Tait, Weller & Baker LLP. The Fund’s previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund’s financial statements for the fiscal years ended January 31, 2005 and January 31, 2006, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended January 31, 2005 and January 31, 2006 (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Trust appointed Tait, Weller & Baker LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ended January 31, 2007. During the Fund’s fiscal years ended January 31, 2005 and January 31, 2006 and the interim period commencing February 1, 2006 and ending April 11, 2006, neither the Funds nor anyone on their behalf consulted Tait, Weller & Baker LLP on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

BOARD REVIEW OF ADVISORY CONTRACT

As required by the 1940 Act, the WesMark Funds (“Funds”) Board has reviewed the Funds’ investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds’ investment objectives and long term performance; the Adviser’s management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund’s relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser’s performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser’ s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation: the nature and quality of the services provided by the Adviser, including the performance of a Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Funds’ Board is aware of these factors and is guided by them in its review of the Funds’ advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of detailed information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; a Fund’s short- and long-term performance (in absolute terms both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; a Fund’s expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund’s portfolio securities; the nature and extent of the advisory and other services provided to a Fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or WesBanco are responding to them. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. Because the Funds are the only advisory clients of the Adviser, the Board did not consider fees charged to other institutional accounts to be a relevant consideration in evaluating the advisory fees charged by the Adviser to the Funds.

For the one year period ended January 31, 2006, the performance of the WesMark Small Company Growth Fund and the WesMark Growth Fund was above the median of each such Fund’s relevant peer group. For the one year period ended January 31, 2006, the performance of the WesMark Balanced Fund, WesMark Government Bond Fund, (formerly WesMark Bond Fund), and the WesMark West Virginia Municipal Bond Fund was below the median of the relevant peer group. The Board also reviewed the Funds’ performance relevant to their respective peer groups for a three year period ended March 31, 2006. Each of the Funds was below the median of their respective relevant peer group. The Board discussed the Funds’ performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Funds.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco’s subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades. Although the Board considered the profitability of WesBanco on a fund-by-fund basis, in the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. The Board therefore determined that the profitability analysis was of limited value.

During the fiscal year ended January 31, 2006, the investment advisory fee after waivers and expense reimbursements for the WesMark Growth Fund, WesMark Government Bond Fund, (formerly WesMark Bond Fund), and the WesMark West Virginia Municipal Bond were above the median for the relevant peer group. For the same period, the investment advisory fee after waivers and expense reimbursements for the WesMark Small Company Growth Fund and the WesMark Balanced Fund were below the median for the relevant peer group. The Board reviewed the fees and other expenses of the Funds with the Adviser and was satisfied that the overall expense structure of the Funds remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Funds. For the fiscal year ended January 31, 2006, the Board concluded that the nature, quality and scope of services provided the funds by the Adviser and its affiliates were satisfactory.

The Board also considered whether “economies of scale” may exist and whether the Funds benefit from any such economies. The Board noted that each of the Funds is of relatively small size relative to its peers and that the Adviser had voluntarily waived a portion of its advisory fee and/or reimbursed fund expenses in order to maintain the Funds’ competitive position. Under these circumstances, the Board concluded there were no meaningful “economies of scale” enjoyed by the adviser in managing the Funds.

The Board based its decision to renew the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that WesBanco’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements. Because the totality of circumstances includes considering the relationship of each Fund to the WesBanco family of Funds, the Board does not approach consideration of every Fund’s advisory contract as if that were the only fund offered by the Adviser.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund’s portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are also available on the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information on the WesMark Funds website at www.wesmarkfunds.com by clicking on “Quarterly Reports”, then selecting the name of the Fund.

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

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Investment Department

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/06)

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            No change to report.

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  WESMARK FUNDS

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER
                (INSERT NAME AND TITLE)

DATE        SEPTEMBER 20, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ CHARLES L. DAVIS, JR.
                CHARLES L. DAVIS, JR., PRINCIPAL EXECUTIVE OFFICER

DATE        SEPTEMBER 20, 2006

BY          /S/ RICHARD N. PADDOCK
                RICHARD N. PADDOCK, PRINCIPAL FINANCIAL OFFICER

DATE        SEPTEMBER 20, 2006